UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  07/31/18

Item 1. Schedule of Investments.

FRANKLIN REAL ESTATE SECURITIES TRUST

Statement of Investments, July 31, 2018 (unaudited)

Franklin Real Estate Securities Fund

	Shares	Value

Common Stocks 99.2%
Diversified REITs 1.3%
VEREIT Inc	334,600	$2,552,998
Washington REIT	111,100	3,387,439
		5,940,437
Health Care REITs 9.0%
HCP Inc	333,054	8,626,098
Physicians Realty Trust	251,800	3,968,368
Ventas Inc	252,029	14,209,395
Welltower Inc	250,658	15,691,191
		42,495,052
Homebuilding 0.5%
Lennar Corp., A	44,000	2,299,880
Hotel & Resort REITs 7.7%
Host Hotels & Resorts Inc	802,920	16,813,145
LaSalle Hotel Properties	68,700	2,381,829
MGM Growth Properties LLC, A	138,100	4,184,430
Ryman Hospitality Properties Inc	60,100	5,109,101
Sunstone Hotel Investors Inc	476,434	7,751,581
		36,240,086
Hotels, Resorts & Cruise Lines 1.3%
Hilton Worldwide Holdings Inc	79,536	6,256,302
Industrial REITs 10.5%
First Industrial Realty Trust Inc	350,400	11,405,520
Prologis Inc	437,081	28,681,255
Rexford Industrial Realty Inc	321,700	9,856,888
		49,943,663
Office REITs 15.9%
Alexandria Real Estate Equities Inc	121,184	15,443,689
Boston Properties Inc	114,132	14,326,990
Brandywine Realty Trust	397,300	6,551,477
Cousins Properties Inc	726,600	6,771,912
Highwoods Properties Inc	131,466	6,456,295
Kilroy Realty Corp	156,330	11,404,274
SL Green Realty Corp	96,559	9,956,199
Vornado Realty Trust	64,270	4,622,298
		75,533,134
Real Estate Development 1.7%
[a] Howard Hughes Corp	61,010	8,269,906
Residential REITs 16.4%
American Homes 4 Rent, A	137,000	3,033,180
AvalonBay Communities Inc	102,420	18,112,977
Camden Property Trust	133,100	12,323,729
Equity Lifestyle Properties Inc	143,002	13,011,752
Equity Residential	326,467	21,360,736
Essex Property Trust Inc	27,863	6,699,658
Mid-America Apartment Communities Inc	33,100	3,335,818
		77,877,850

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (continued)
	Shares	Value

Common Stocks (continued)
Retail REITs 19.1%
Agree Realty Corp	90,600	$4,823,544
Brixmor Property Group Inc	299,900	5,305,231
GGP Inc	137,816	2,938,237
The Macerich Co	46,200	2,728,572
Realty Income Corp	223,524	12,465,934
Regency Centers Corp	163,881	10,427,748
Retail Properties of America Inc., A	447,100	5,611,105
Simon Property Group Inc	207,095	36,492,210
Taubman Centers Inc	57,600	3,574,080
Weingarten Realty Investors	204,260	6,172,737
		90,539,398
Specialized REITs 15.8%
American Tower Corp	31,500	4,669,560
Coresite Realty Corp	92,231	10,339,095
CubeSmart	204,947	6,222,191
CyrusOne Inc	97,800	6,055,776
Digital Realty Trust Inc	143,827	17,463,474
Extra Space Storage Inc	92,000	8,645,240
Iron Mountain Inc	102,400	3,595,264
Public Storage	61,788	13,459,280
Weyerhaeuser Co	124,700	4,262,246
		74,712,126
Total Common Stocks (Cost $290,885,314)		470,107,834

Short Term Investments (Cost $3,313,597) 0.7%

Money Market Funds 0.7%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	3,313,597	3,313,597
Total Investments (Cost $294,198,911) 99.9%		473,421,431
Other Assets, less Liabilities 0.1%		477,602
Net Assets 100.0%		$473,899,033

See Abbreviations on page 4.

aNon-income producing.
bSee Note 4 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN REAL ESTATE SECURITIES TRUST

Notes to Statement of Investments (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2018, the Fund held investments in affiliated management investment companies as follows:

		Number of			Number of				Net Change in
		Shares Held			Shares	Value			Unrealized
		at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
		of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.57	%.	893,053	27,455,982	(25,035,438)	3,313,597	$3,313,597	$8,043	$—	$—

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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ABBREVIATIONS
Selected Portfolio
REIT Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By   _/s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2018

By  /s/ Gaston Gardey__

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 27, 2018